TETON Westwood SmallCap Equity Fund
Schedule of Investments—June 30, 2024 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 93.6%
Aerospace  — 0.4%
5,260 Hexcel Corp. ...................................................... $ 328,487
Automotive  — 1.5%
26,625 Rush Enterprises Inc., Cl. A .............................. 1,114,789
Aviation: Parts and Services  — 2.8%
26,311 AAR Corp.† ........................................................ 1,912,810
6,704 Standard Motor Products Inc. .......................... 185,902
2,098,712
Banking  — 9.7%
15,533 Atlantic Union Bankshares Corp. ..................... 510,259
40,800 Banc of California Inc. ....................................... 521,424
37,211 Columbia Banking System Inc. ......................... 740,127
21,500 Five Star Bancorp ............................................... 508,475
7,000 Glacier Bancorp Inc. .......................................... 261,240
29,050 OceanFirst Financial Corp. ............................... 461,604
42,100 Old National Bancorp ....................................... 723,699
10,433 SouthState Corp. ................................................ 797,290
28,800 USCB Financial Holdings Inc. .......................... 369,504
51,720 Valley National Bancorp ................................... 361,005
55,700 Veritex Holdings Inc. ......................................... 1,174,713
20,100 WaFd Inc. ............................................................ 574,458
10,970 Washington Trust Bancorp Inc. ........................ 300,688
7,304,486
Broadcasting  — 2.3%
168,388 Grupo Televisa SAB, ADR ................................ 466,435
74,707 IMAX Corp.† ...................................................... 1,252,836
1,719,271
Building and Construction  — 3.0%
8,395 MYR Group Inc.† ............................................... 1,139,285
16,082 Skyline Champion Corp.† ................................. 1,089,556
2,228,841
Business Services  — 4.5%
29,600 ABM Industries Inc. ........................................... 1,496,872
4,600 FTI Consulting Inc.† .......................................... 991,438
27,848 Heidrick & Struggles International Inc. ........... 879,440
3,367,750
Communications  — 2.1%
27,146 ATN International Inc. ...................................... 618,929
78,307 Harmonic Inc.† .................................................. 921,673
1,540,602
Communications Equipment  — 3.4%
153,284 Infinera Corp.† ................................................... 933,500
31,937 Lumentum Holdings Inc.† ................................ 1,626,232
2,559,732
Computer Software and Services  — 5.3%
106,215 NetScout Systems Inc.† ..................................... 1,942,672
12,503 Progress Software Corp. .................................... 678,413
20,235 Teradata Corp.† ................................................. 699,322
181,576 Vimeo Inc.† ........................................................ 677,278
3,997,685
Consumer Products  — 3.3%
112,790 OPENLANE Inc.† .............................................. 1,871,186
1,959 Oxford Industries Inc. ....................................... 196,194
52,874 The Duckhorn Portfolio Inc.† ........................... 375,405
2,442,785
Shares
Market
Value
Diversified Industrial  — 4.0%
2,460 Albany International Corp., Cl. A .................... $ 207,747
11,070 Apogee Enterprises Inc. .................................... 695,583
41,900 Enerpac Tool Group Corp. ................................ 1,599,742
19,664 Kennametal Inc. ................................................. 462,891
2,965,963
Electronics  — 5.4%
17,908 Advanced Energy Industries Inc. ..................... 1,947,674
23,000 FARO Technologies Inc.† .................................. 368,000
11,910 Sonos Inc.† .......................................................... 175,792
80,300 TTM Technologies Inc.† .................................... 1,560,229
4,051,695
Energy and Utilities  — 7.1%
40,900 ChampionX Corp. .............................................. 1,358,289
5,900 Diamondback Energy Inc. ................................. 1,181,121
40,400 Magnolia Oil & Gas Corp., Cl. A ...................... 1,023,736
32,900 Oceaneering International Inc.† ....................... 778,414
53,700 Patterson-UTI Energy Inc. ................................. 556,332
13,749 Riley Exploration Permian Inc. ......................... 389,234
5,287,126
Equipment and Supplies  — 2.5%
39,000 Flowserve Corp. ................................................. 1,875,900
Financial Services  — 6.1%
7,759 Brown & Brown Inc. .......................................... 693,732
14,100 First Interstate BancSystem Inc., Cl. A ............. 391,557
16,821 Heritage Financial Corp. ................................... 303,283
8,280 Horace Mann Educators Corp. ......................... 270,093
16,105 Mercury General Corp. ..................................... 855,820
17,881 Stewart Information Services Corp. ................. 1,110,052
6,686 Stifel Financial Corp. ......................................... 562,627
17,600 Univest Financial Corp. ..................................... 401,808
4,588,972
Health Care  — 8.8%
16,542 AMN Healthcare Services Inc.† ........................ 847,447
84,725 Axogen Inc.† ...................................................... 613,409
50,827 Embecta Corp. .................................................... 635,338
6,360 Haemonetics Corp.† .......................................... 526,163
21,914 Omnicell Inc.† .................................................... 593,212
71,070 Orthofix Medical Inc.† ....................................... 942,388
83,370 Patterson Cos. Inc. ............................................. 2,010,884
15,800 Supernus Pharmaceuticals Inc.† ....................... 422,650
6,591,491
Machinery  — 2.0%
83,400 Mueller Water Products Inc., Cl. A ................... 1,494,528
Materials  — 0.7%
12,690 Avient Corp. ....................................................... 553,918
Real Estate  — 1.7%
23,467 Alpine Income Property Trust Inc., REIT ........ 365,146
36,400 CareTrust REIT Inc. ........................................... 913,640
1,278,786
Retail  — 6.7%
7,052 Advance Auto Parts Inc. .................................... 446,603
84,586 American Eagle Outfitters Inc. ......................... 1,688,337
42,307 El Pollo Loco Holdings Inc.† ............................. 478,492
56,082 Ethan Allen Interiors Inc. .................................. 1,564,127
20,300 Urban Outfitters Inc.† ........................................ 833,315
5,010,874

TETON Westwood SmallCap Equity Fund
Schedule of Investments (Continued)—June 30, 2024 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Semiconductors  — 7.7%
35,945 Cohu Inc.† .......................................................... $ 1,189,779
7,842 Entegris Inc. ....................................................... 1,061,807
7,266 FormFactor Inc.† ................................................ 439,811
7,400 MKS Instruments Inc. ........................................ 966,292
77,788 nLight Inc.† ........................................................ 850,223
3,026 Onto Innovation Inc.† ........................................ 664,389
12,637 Ultra Clean Holdings Inc.† ............................... 619,213
5,791,514
Specialty Chemicals  — 1.4%
14,296 Darling Ingredients Inc.† .................................. 525,378
6,243 Minerals Technologies Inc. ................................ 519,168
1,044,546
Transportation  — 1.2%
17,513 The Greenbrier Companies Inc. ........................ 867,769
TOTAL COMMON STOCKS ......................... 70,106,222
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 6.4%
$ 4,870,000 U.S. Treasury Bills,
5.276% to 5.317%††,
08/15/24 to 09/19/24 ........................................ 4,826,182
TOTAL INVESTMENTS — 100.0%
(Cost $59,063,188) ........................................... $ 74,932,404
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust